Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 96,095	$ 364,246
Accounts receivable, less reserve of $942 in 2012 and $776 in 2011	620,489	460,540
Inventories	78,777	54,407
Deferred income taxes	17,555	19,855
Prepaid expenses and other	74,693	49,736
Current assets of discontinued operations	7,619	7,529
Total current assets	895,228	956,313
INVESTMENTS	451,144	347,924
PROPERTY, PLANT AND EQUIPMENT, at cost:
Contract drilling equipment	5,743,354	4,834,985
Construction in progress	215,754	232,703
Real estate properties	62,177	61,476
Other	284,813	211,897
PROPERTY, PLANT AND EQUIPMENT, gross	6,306,098	5,341,061
Less-Accumulated depreciation	1,954,527	1,663,991
Net property, plant and equipment	4,351,571	3,677,070
NONCURRENT ASSETS:
Other assets	23,142	22,584
TOTAL ASSETS	5,721,085	5,003,891
CURRENT LIABILITIES:
Accounts payable	159,420	103,852
Accrued liabilities	176,615	192,898
Long-term debt due within one year	40,000	115,000
Current liabilities of discontinued operations	5,129	4,979
Total current liabilities	381,164	416,729
NONCURRENT LIABILITIES:
Long-term debt	195,000	235,000
Deferred income taxes	1,209,040	975,280
Other	98,393	104,285
Noncurrent liabilities of discontinued operations	2,490	2,550
Total noncurrent liabilities	1,504,923	1,317,115
SHAREHOLDERS' EQUITY:
Common stock, $.10 par value, 160,000,000 shares authorized, 107,598,889 and 107,243,473 shares issued as of September 30, 2012 and 2011, respectively, and 105,697,693 and 107,086,324 shares outstanding as of September 30, 2012 and 2011, respectively	10,760	10,724
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	236,240	210,909
Retained earnings	3,505,295	2,954,210
Accumulated other comprehensive income	166,807	98,908
Total shareholders' equity before treasury stock	3,919,102	3,274,751
Less treasury stock, 1,901,196 shares in 2012 and 157,149 shares in 2011, at cost	84,104	4,704
Total shareholders' equity	3,834,998	3,270,047
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,721,085	$ 5,003,891